UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: April 30, 2015

Date of reporting period: October 31, 2014

Item 1. Reports to Stockholders.

SiM Dynamic Allocation Equity Income Fund

Semi-Annual Report
October 31, 2014

SiM Dynamic Allocation Equity Income Fund

November 24, 2014

Dear Fellow Shareholder:

We are pleased to present our semi-annual report for the SiM Dynamic Allocation Equity Income Fund (the “Equity Income Fund” or the “Fund”) (NASDAQ: SDEAX) for the six-month fiscal period ended October 31, 2014. At the end of the period, the net asset value of the Fund was $40.33 million.

The Equity Income Fund seeks to provide investors with a combination of current income generation, long-term capital preservation, and potential growth opportunities within an appropriate risk and portfolio positioning framework.  The Fund is an actively managed combination primarily of exchange-traded funds, allowing for efficient diversification through dynamic allocation across a myriad of asset classes, styles, sectors, market caps, industries, countries, qualities and maturities. The Equity Income Fund focuses on long-term capital appreciation, with some growth of income, and seeks to benefit from the income bias inherent in our investment philosophy.

Through a disciplined and methodical investment process, Strategic Income Management, LLC (“SiM”) has established a long-term approach to ascertain value within the asset allocation and high yield markets – while ever cognizant of the importance of income as a component of total return. Combining a high quality, focused and experienced team with proven investment approaches provides the foundation for achieving long-term client objectives.

Performance Overview

Please refer to the following performance chart for specific details on the Equity Income Fund’s six-month, one-year, three-year, and since inception performance results on both an absolute and relative basis.  As shown, the Fund has achieved positive results on both measures, outperforming its Morningstar Aggressive Allocation peer group category average over all periods presented.  Since the Fund’s inception on June 21, 2011 through October 31, 2014, it ranks in the top 30th percentile of the peer group category, based on total returns, out of 374 U.S. OE Aggressive Allocation Funds.

SiM Dynamic Allocation Equity Income Fund

Performance Chart

Performance through October 31, 2014
	6 Month		1 Year			3 Year		Since Inception1
	Return	Return		% Rank	Return		% Rank	Return		% Rank
Equity Income Fund –
Class A (No Load)	5.17%	10.58%		18	13.38%		34	10.37%		30

Equity Income Fund –
Class A (Load)	-0.62%	4.49%			11.25%			8.53%

Morningstar Aggressive
Allocation Category2	3.46%		8.78%			12.73%			9.70%

15% BarCap
US Agg Bond / 66%
Russell 3000 Index / 16%
MSCI EAFE Index / 3%
MSCI EM Index	4.68%		11.03%			15.05%			12.16%

BarCap US Aggregate
Bond Index	2.35%		4.14%			2.73%			3.46%

Russell 3000 Index	7.64%		16.07%			19.77%			16.21%

MSCI EAFE Net
(USD) Index	-4.83%		-0.60%			9.68%			5.60%

MSCI Emerging Markets
Net (USD) Index	3.74%		0.64%			3.24%			-0.15%

1	Since-Inception date is June 21, 2011.
2	The Morningstar Aggressive Allocation Category included 431, 374, and 374 funds for the one year, three year, and since inception periods, respectively.

Returns for periods over one year are annualized.

Category returns are category average returns.

For Equity Income Fund:
Gross expense: Class A: 1.93%    Net Expense*: Class A: 1.60%

*	The advisor has contractually agreed to expense reductions through at least August 27, 2015.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-746-3863.

Class A performance data with load reflects a 5.50% maximum sales charge for the Equity Income Fund.  Performance data without load does not reflect sales charges and if it had, returns would be reduced.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

SiM Dynamic Allocation Equity Income Fund

For the six-month fiscal period ended October 31, 2014, U.S. equity markets finished up 7.6%, bonds were up 2.4%, and developed international stock markets underperformed those of emerging markets:  developed markets fell -4.8% while emerging markets were up 3.7% (as measured by the Russell 3000®, Barclays U.S. Aggregate Bond, and MSCI EAFE and Emerging Markets indexes, respectively).

On an absolute basis, within the Fund’s equity holdings, U.S. Equity Real Estate Investment Trusts (“REITs”) were the top performers, followed closely by U.S. Large Cap Growth equities.  In general, within domestic equity styles, Growth outperformed Value and Large Cap outperformed Mid-Cap and Small-Cap.  All of the Fund’s fixed income categories posted positive returns for the period, led by Intermediate-Term U.S. Treasuries and Emerging Market Bonds.

The Fund’s underweight exposure to International Developed Market stocks was a primary contributor to relative performance, as was the overweight exposure to Equity REITs.  On the other hand, for the six-month fiscal period ended October 31, 2014, the Fund’s overweight exposure to U.S. Small Cap Value equities was a top detractor from relative performance.

The Fund ended the period with a general composition of 10% Fixed-Income, 11% Income REITs, 4% Income Hybrids, and 75% Equities, diversified across more than 30 asset classes.  While committed to our current strategic and tactical positioning, as always we will regularly monitor the Fund and make adjustments when we deem warranted based on our view of market and economic conditions.

Economic and Investment Outlook

SiM’s proprietary Economic and Investment Outlook is our independent assessment of U.S. and global growth and inflation factors and how they should affect global capital markets for the coming period.  Heading into 2015, sustainable momentum in U.S. growth continues to build but has been on a very slow and uneven path.  Employment, consumer confidence and spending remain on an uptrend, but from still depressed levels.  The same can be said for housing activity, bank lending and industrial production, all key components of domestic growth which continue to be propped up by low interest rates as the economy slowly de-levers.  The other major global economies have not been helping, as Japan and the Euro Area are once again fighting deflation and economic stagnation, setting back expectations of a positive global synchronization.  There are signs of hope, however, as both the Japanese and European Central Bank (“ECB”) authorities have redoubled their efforts to remove themselves from the deflationary grip.  Some improvement may already be taking shape in Japan, while the Euro Area looks to still be a ways away.  Of the Emerging economies, China alone appears able to sustain trend growth internally, while the economic fate of the other countries will be at the whim of overall global growth and commodity prices.

Positioning Themes as Guided by Economic and Investment Outlook

Uneven and subdued global growth should continue to keep a lid on inflation and interest rates in the U.S. for an extended period.  We anticipate continued volatility in equities and longer term Treasury yields as the markets adjust to the likelihood of Federal Reserve Board tightening being pushed out until late 2015 or beyond.  This uncertainty and variability should provide opportunity to make small tactical moves on top of our existing overweights to take advantage of market swings.  We look to position the Fund in accordance with the below listed Dynamic Allocation themes and positioning, as guided by our proprietary Economic and Investment Outlook.

•	Overall Key Positioning Tilts Entering 2015 – Continue to favor equities over bonds; High Yield/Corporates over U.S. Treasuries; Small-Mid Caps over Large-Caps; China/Emerging Markets over Europe
o	Maintain Overweight Positioning in U.S. equities, but slightly decrease to add to extremely cheap Developed International equities (still underweight)
o	Maintain Overweight in U.S. High Yield Corporate bonds while looking for opportunities to take gains when spreads re-tighten

SiM Dynamic Allocation Equity Income Fund

o	Maintain Underweight in U.S. Treasury bonds while looking for opportunities to increase when Treasury yields move above 3%
o	Maintain Alternative exposures through Convertible Bond, Preferred Stock, and Mortgage-Backed and Equity REIT holdings
o	Sector Allocation Focus – Technology, Health Care

The SiM team will continue to diligently monitor both economic and market events, and seek to position the Fund in accordance with our proprietary long-term strategic outlook utilizing our near-term selective tactical tilts.

Sincerely,

Randy Yoakum, CFA
Chief Executive Officer/Portfolio Manager
Strategic Income Management, LLC

Please see next page for full disclosures.

SiM Dynamic Allocation Equity Income Fund

Mutual fund investing involves risk.  Principal loss is possible.  Because the Fund is a “fund of funds,” an investor will indirectly bear the principal risks of the underlying funds, including but not limited to, risks associated with smaller companies, foreign securities, emerging markets, high yield bonds, fixed income investments and commodities.  The Fund will bear its share of the fees and expenses of the underlying funds.  Shareholders will pay higher expenses than would be the case if making direct investments in the underlying funds.  Because the Fund invests in ETFs and exchange-traded notes (“ETNs”), they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s or ETN’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Fund’s ability to sell its shares.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate.

Barclays U.S. Aggregate Bond Index is a broad based index composed of U.S. dollar denominated, investment grade, fixed-rate taxable bonds which includes treasuries, government-related securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities.

Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected.

MSCI EAFE Index measures the performance of all of the publicly traded stocks in 22 developed non-U.S. markets.

MSCI Emerging Markets Index measures the equity market performance of 21 emerging market countries.

Diversification does not assure a profit or protect against a loss in a declining market.

©2014 Morningstar, Inc.  All Rights Reserved.  The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely.  Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.  Morningstar Percentile Ranking compares a fund’s Morningstar risk and return scores with all the funds in the same Category, where 1% = Best and 100% = Worst.  Morningstar ranks are for the A Share of the Equity Income Fund.  Past performance is no guarantee of future results.

Morningstar Aggressive Allocation: Aggressive-allocation portfolios seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. These portfolios tend to hold larger positions in stocks than moderate-allocation portfolios. These portfolios typically have 70% to 90% of assets in equities and the remainder in fixed income and cash.

An investment cannot be made directly in an index.

The information provided herein represents the opinion of the fund manager and is not intended to be a forecast of future events or a guarantee of future results.

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.  Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

Must be preceded or accompanied by a prospectus.  Please refer to the prospectus for important information about the Fund including investment objectives, risks, charges, and expenses.

The SiM Dynamic Allocation Equity Income Fund is distributed by Quasar Distributors, LLC.

SiM Dynamic Allocation Equity Income Fund

Allocation of Portfolio Assets
at October 31, 2014 (Unaudited)

Percentages represent market value as a percentage of total investments.

SiM Dynamic Allocation Equity Income Fund

Expense Example
at October 31, 2014 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (5/1/14 – 10/31/14).

Actual Expenses
The first line of the following table provides information about actual account values and actual expenses, with actual net expenses being limited to 1.35% for Class A shares per the operating expenses limitation agreement. In addition, you may be assessed a fee for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the underlying funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example below.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the Fund to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Equity Income Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	5/1/14	10/31/14	5/1/14 – 10/31/14
Class A Actual	$1,000.00	$1,051.70	$6.98
Class A Hypothetical
(5% return before expenses)	$1,000.00	$1,018.40	$6.87

*
Expenses are equal to the annualized expense ratio of 1.35% for Class A, multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

SiM Dynamic Allocation Equity Income Fund

Schedule of Investments
at October 31, 2014 (Unaudited)

Shares		Value
	EXCHANGE-TRADED FUNDS – 98.4%
	Equity ETFs – 89.4%
8,725	Energy Select Sector SPDR Fund	$762,740
26,006	Health Care Select Sector SPDR Fund	1,749,424
29,399	iShares Cohen & Steers Realty Majors Index Fund	2,753,510
61,185	iShares Mortgage Real Estate Capped ETF	756,858
47,711	iShares MSCI EAFE Index Fund	3,051,118
59,473	iShares MSCI Emerging Markets Index	2,506,787
38,957	iShares Russell 1000 Growth Index Fund	3,660,401
28,923	iShares Russell 1000 Value Index Fund	2,955,931
17,886	iShares Russell 2000 Growth Index Fund	2,461,650
20,020	iShares Russell 2000 Value Index Fund	2,003,602
22,205	iShares Russell Midcap Growth Index Fund	2,016,658
18,789	iShares Russell Midcap Value Index Fund	1,360,699
24,898	SPDR Barclays Capital Convertible Securities ETF	1,239,920
46,286	Technology Select Sector SPDR Fund	1,876,434
34,705	Vanguard Growth ETF	3,562,815
40,691	Vanguard Value ETF	3,363,518
		36,082,065
	Fixed Income ETFs – 9.0%
965	iShares Barclays 7-10 Year Treasury Bond Fund	101,344
4,234	iShares Barclays Credit Bond Fund	472,557
5,166	iShares Barclays MBS Bond Fund	563,611
866	iShares Barclays TIPS Bond Fund	97,927
5,397	iShares iBoxx $ High Yield Corporate Bond Fund	499,384
4,437	iShares iBoxx $ Investment Grade Corporate Bond Fund	529,512
2,757	iShares JP Morgan USD Emerging Markets Bond Fund	316,173
14,000	iShares S&P U.S. Preferred Stock Index Fund	556,500
12,319	SPDR Barclays Capital High Yield Bond ETF	497,195
		3,634,203
	Total Exchange-Traded Funds (Cost $29,225,302)	39,716,268

	SHORT-TERM INVESTMENTS – 1.6%
629,653	Fidelity Institutional Money Market Portfolio – Class I, 0.04% (a)	629,653
	Total Short-Term Investments (Cost $629,653)	629,653
	Total Investments in Securities (Cost $29,854,955) – 100.0%	40,345,921
	Liabilities in Excess of Other Assets – 0.0%	(17,344)
	Net Assets – 100.0%	$40,328,577

ETF – Exchange-Traded Fund
(a)	Rate shown is the 7-day annualized yield as of October 31, 2014.

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Equity Income Fund

Statement of Assets and Liabilities
at October 31, 2014 (Unaudited)

ASSETS
Investments in securities, at value (cost $29,854,955)	$40,345,921
Receivables:
Fund shares issued	96,539
Interest	28
Prepaid expenses	10,366
Total assets	40,452,854
LIABILITIES
Payables:
Fund shares redeemed	1,358
Advisory fees	19,083
Administration and fund accounting fees	23,527
Audit fees	28,647
Chief Compliance Officer fee	2,229
Custody fees	1,670
Shareholder reporting	2,463
Transfer agent fees and expenses	13,334
12b-1 distribution fees	24,145
Accrued other expenses	7,821
Total liabilities	124,277
NET ASSETS	$40,328,577
CALCULATION OF NET ASSET VALUE PER SHARE
Class A Shares
Net assets applicable to shares outstanding	$40,328,577
Shares issued and outstanding [unlimited number of shares
(par value $0.01) authorized]	3,147,428
Net asset value and redemption price per share	$12.81
Maximum offering price per share
(Net asset value per share divided by 94.50%)	$13.56
COMPONENTS OF NET ASSETS
Paid-in capital	$29,248,722
Undistributed net investment income	219,384
Accumulated net realized gain on investments	369,505
Net unrealized appreciation of investments	10,490,966
Net assets	$40,328,577

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Equity Income Fund

Statement of Operations
For the Six Months Ended October 31, 2014 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$473,371
Interest	900
Total income	474,271
Expenses
Advisory fees (Note 4)	152,405
Distribution fees – Class A (Note 5)	48,940
Distribution fees – Class C (Note 5)*	7,694
Administration and fund accounting fees (Note 4)	43,141
Transfer agent fees and expenses (Note 4)	31,032
Audit fees	9,216
Registration fees	8,606
Legal fees	4,905
Chief Compliance Officer fee (Note 4)	4,511
Trustee fees	4,354
Reports to shareholders	3,443
Custody fees (Note 4)	2,871
Insurance expense	1,393
Miscellaneous expense	2,116
Total expenses	324,627
Less: advisory fee waiver (Note 4)	(44,465)
Net expenses	280,162
Net investment income	194,109
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	495,779
Net change in unrealized appreciation on investments	1,315,432
Net realized and unrealized gain on investments	1,811,211
Net increase in net assets resulting from operations	$2,005,320

*	Class C shares converted to Class A shares on July 25, 2014. See Note 1 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Equity Income Fund

(This Page Intentionally Left Blank.)

SiM Dynamic Allocation Equity Income Fund

Statements of Changes in Net Assets

	Six Months Ended
	October 31, 2014	Year Ended
	(Unaudited)	April 30, 2014
INCREASE/(DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$194,109	$437,995
Net realized gain on investments	495,779	887,077
Net change in unrealized appreciation on investments	1,315,432	2,710,077
Net increase in net assets resulting from operations	2,005,320	4,035,149

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A Shares	—	(419,359)
Class C Shares*	—	(24,394)
From net realized gain on investments
Class A Shares	—	(1,294,049)
Class C Shares*	—	(117,297)
Total distributions to shareholders	—	(1,855,099)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from
net change in outstanding shares (a)	(942,056)	(2,858,562)
Total increase/(decrease) in net assets	1,063,264	(678,512)

NET ASSETS
Beginning of period	39,265,313	39,943,825
End of period	$40,328,577	$39,265,313
Includes undistributed net investment income of	$219,384	$25,275

*	Class C shares converted to Class A shares on July 25, 2014. See Note 1 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Equity Income Fund

Statements of Changes in Net Assets (Continued)

(a)	A summary of share transactions is as follows:

	Six Months Ended
	October 31, 2014	Year Ended
	(Unaudited)	April 30, 2014
Class A Shares
Net proceeds from shares sold	$1,761,450	$3,743,121
Proceeds from conversion of Class C shares	2,545,564	—
Distributions reinvested	—	1,600,863
Payment for shares redeemed	(2,398,969)	(9,408,706)
Net increase/(decrease) in net assets from capital share transactions	$1,908,045	$(4,064,722)

Class C Shares*
Net proceeds from shares sold	$94,847	$1,470,299
Distributions reinvested	—	137,580
Payment for conversion of Class C shares	(2,545,564)	—
Payment for shares redeemed	(399,384)	(401,719)
Net increase/(decrease) in net assets from capital share transactions	$(2,850,101)	$1,206,160
	$(942,056)	$(2,858,562)

	Six Months Ended
	October 31, 2014	Year Ended
	(Unaudited)	April 30, 2014
Class A Shares
Shares sold	140,449	315,694
Shares converted from Class C	237,943	—
Shares issued on reinvestment of distributions	—	134,413
Shares redeemed	(191,375)	(803,993)
Net increase/(decrease) in shares outstanding	187,017	(353,886)

Class C Shares*
Shares sold	7,811	126,567
Shares issued on reinvestment of distributions	—	11,679
Shares converted to Class A	(241,557)	—
Shares redeemed	(32,330)	(34,038)
Net increase/(decrease) in shares outstanding	(266,076)	104,208
	(79,059)	(249,678)

*	Class C shares converted to Class A shares on July 25, 2014. See Note 1 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Equity Income Fund

Financial Highlights
For a share outstanding throughout each period

Class A Shares
	Six Months Ended				June 21, 2011*
	October 31, 2014		Year Ended	Year Ended	to
	(Unaudited)		April 30, 2014	April 30, 2013	April 30, 2012
Net asset value, beginning of period	$12.18		$11.50	$10.38	$10.00

Income from investment operations:
Net investment income+(a)	0.06		0.15	0.16	0.16
Net realized and unrealized
gain on investments	0.57		1.14	1.23	0.30
Total from
investment operations	0.63		1.29	1.39	0.46

Less distributions:
From net investment income	—		(0.15)	(0.15)	(0.08)
From net realized gain
on investments	—		(0.46)	(0.12)	—
Total distributions	—		(0.61)	(0.27)	(0.08)
Net asset value, end of period	$12.81		$12.18	$11.50	$10.38

Total return	5.17	%‡	11.35%	13.67%	4.66	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$40,329		$36,066	$38,101	$24,857

Ratio of expenses to average net assets(b):
Before fee waiver and
expense reimbursement	1.57	%†	1.68%	1.79%	2.58	%†
After fee waiver and
expense reimbursement	1.35	%†	1.35%	1.35%	1.35	%†
Ratio of net investment income
to average net assets(a):
Before fee waiver and
expense reimbursement	0.86	%†	0.92%	1.06%	0.62	%†
After fee waiver and
expense reimbursement	1.08	%†	1.25%	1.50%	1.85	%†

Portfolio turnover rate	10.66	%‡	10.08%	19.77%	18.30	%‡

*	Commencement of operations.
‡	Not annualized.
†	Annualized.
+	Based on average shares outstanding.
(a)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The ratio does not include net investment income of the investment companies in which the Fund invests.

(b)	Does not include expenses of the investment companies in which the Fund invests.
Total return excludes the effect of sales charges.

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Equity Income Fund

Notes to Financial Statements
at October 31, 2014 (Unaudited)

NOTE 1 – ORGANIZATION

The SiM Dynamic Allocation Equity Income Fund (the “Fund”) is a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund, which is a diversified fund, began operations on June 21, 2011. The Equity Income Fund’s investment objective is to seek to provide total return, consisting primarily of long-term capital appreciation with growth of income.

The Fund currently offers only Class A shares.  Effective July 25, 2014, the Fund ceased offering its Class C shares.  The remaining Class C shares converted to Class A shares at the close of business on July 25, 2014.  Class A shares of the Fund are subject to a maximum front-end sales load of 5.50%.  The sales load charged decreases depending on the amount invested.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their fair value, as described in note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2012-2014, or expected to be taken in the Fund’s 2015 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.  Dividend income, income and capital gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date.

The Fund distributes its net investment income and net realized gains, if any, annually. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
REITs: The Fund may invest in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a

SiM Dynamic Allocation Equity Income Fund

Notes to Financial Statements (Continued)
at October 31, 2014 (Unaudited)

return of capital.  The Fund intends to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

F.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

G.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of October 31, 2014, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities:  The Fund’s investments are carried at fair value. Equity securities, including common stocks, REITs, exchange-traded funds and closed-end funds, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Corporate Bonds: Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

SiM Dynamic Allocation Equity Income Fund

Notes to Financial Statements (Continued)
at October 31, 2014 (Unaudited)

Short-Term Securities:  Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Exchanged-Traded Funds
Equity	$36,082,065	$—	$—	$36,082,065
Fixed Income	3,634,203	—	—	3,634,203
Total Exchange-Traded Funds	39,716,268	—	—	39,716,268
Short-Term Investments	629,653	—	—	629,653
Total Investments in Securities	$40,345,921	$—	$—	$40,345,921

Refer to the Fund’s Schedule of Investments for a detailed break-out of securities. Transfers between levels are recognized at October 31, 2014, the end of the reporting period. The Fund recognized no transfers to/from level 1 or level 2. There were no level 3 securities held in the Fund during the period ended October 31, 2014.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended October 31, 2014, Strategic Income Management, LLC (the “Adviser”) provided the Fund with investment management services under an Investment Advisory Agreement. The Adviser furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly, calculated at an annual rate of 0.75% based upon the average daily net assets of the Fund.  For the six months ended October 31, 2014, the Fund incurred $152,405 in advisory fees.

The Fund is responsible for its own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses to 1.35% for Class A shares.

Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund’s expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended October 31, 2014, the Adviser reduced its fees in the amount of $44,465.  No amounts were reimbursed to the Adviser.

SiM Dynamic Allocation Equity Income Fund

Notes to Financial Statements (Continued)
at October 31, 2014 (Unaudited)

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

Equity
Income Fund
2015	$153,205
2016	142,818
2017	121,450
2018	44,465
Total	$461,938

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Fund.  U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Fund’s custodian.

For the six months ended October 31, 2014, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

Equity
Income Fund
Administration and Fund Accounting	$43,141
Transfer Agency (excludes out-of-pocket expenses and sub-ta fees)	17,799
Custody	2,871
Chief Compliance Officer	4,511

At October 31, 2014, the Fund had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

Equity
Income Fund
Administration and Fund Accounting	$23,527
Transfer Agency (excludes out-of-pocket expenses and sub-ta fees)	10,827
Custody	1,670
Chief Compliance Officer	2,229

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are employees of the Administrator.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class A shares. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended October 31, 2014, the Fund paid the Distributor as follows:

SiM Dynamic Allocation Equity Income Fund

Notes to Financial Statements (Continued)
at October 31, 2014 (Unaudited)

	Class A	Class C
Equity Income Fund	$48,940	$7,694

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six months ended October 31, 2014, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, was $4,197,727 and $4,352,589, respectively.

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) can differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred.

The tax character of distributions paid during the six months ended October 31, 2014 and the year ended April 30, 2014 was as follows:

	Equity Income Fund
	Six Months Ended	Year Ended
	October 31, 2014	April 30, 2014
Ordinary Income	$—	$478,935
Long-Term Capital Gains	—	1,376,164

As of April 30, 2014, the most recently completed fiscal year end, the components of capital on a tax basis were as follows:

Equity
Income Fund
Cost of investments	$30,137,775
Gross unrealized appreciation	9,396,827
Gross unrealized depreciation	(197,541)
Net unrealized appreciation	9,199,286
Undistributed ordinary income	25,275
Undistributed long-term capital gain	10,353
Total distributable earnings	35,628
Other accumulated gains/(losses)	(160,379)
Total accumulated earnings/(losses)	$9,074,535

The difference between book-basis and tax-basis net unrealized appreciation is attributable primarily to the tax deferral of losses on wash sale adjustments and securities transferred to the Fund.

At April 30, 2014, the Fund deferred, on a tax basis, post-October losses of $160,379.

SiM Dynamic Allocation Equity Income Fund

Notice to Shareholders
at October 31, 2014 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-746-3863 or on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2014

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-746-3863. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available, upon request, by calling 1-855-746-3863.

Privacy Notice

The Fund collects non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser
Strategic Income Management, LLC
720 Olive Way, Suite 1675
Seattle, WA  98101

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

Independent Registered
Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY  10022

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. To obtain a free prospectus, please call 1-855-746-3863.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date 1/2/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date 1/2/15

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date 1/2/15

* Print the name and title of each signing officer under his or her signature